UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22755

LocalShares Investment Trust
(Exact name of registrant as specified in charter)
________

4535 Harding Pike, Suite 201
Nashville, Tennessee 37205
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
4535 Harding Pike 618 Church Street
 Suite 201
Nashville, Tennessee 37205
 (Name and address of agent for service)

Copy to:
B. Riney Green
Bass Berry & Sims PLC
150 3rd Ave. South,
Suite 2800
Nashville, TN 37201

Registrant’s telephone number, including area code: 1-855-480-6274

Date of fiscal year end: April 30, 2017

Date of reporting period: April 30, 2017

Item 1.  Reports to Stockholders.

LocalShares Investment Trust

Nashville Area ETF

Annual Report

April 30, 2017

LocalShares Investment Trust
Nashville Area ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	17
Trustees and Officers of the Trust	18
Approval of Advisory Agreements & Board Considerations	20
Disclosure of Fund Expenses	23
Supplemental Information	24
Notice to Shareholders	25

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-480-NASH; and (ii) on the Commission’s website at http://www.sec.gov.

LocalShares Investment Trust
Nashville Area ETF
Management Discussion of Fund Performance (Unaudited)
April 30, 2017

LocalShares Nashville Area ETF (NASH)

The Nashville Area ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the LocalShares Nashville Index (the “Index”). The Index is comprised of publicly traded U.S. companies that have corporate headquarters in the Nashville, Tennessee region and that meet certain requirements regarding capitalization and trading volume. The Index is weighted on several factors, including relative growth, liquidity, low volatility, momentum, return, valuation, and yield.

For the one-year period ending April 30, 2017 (the “reporting period”) the Fund total return was 7.28% vs 6.61% for the Index. The Fund began the period with a net asset value of $26.98 per share on April 30, 2016 and ended the reporting period with a net asset value of $28.42. Assets totaled $8,527,084 on April 30, 2017. The overall market experienced a positive twelve months over the period; the S&P 500 Index was up 17.92%. The Russell 2000 Index was up 22.13% over this period. By design, the LocalShares Nashville Area Index and the Fund are composed of a relatively small number of stocks, and are therefore more sensitive to movements of individual components than broader indices such as the S&P 500 Index or Russell 2000 Index. In addition, the Fund’s performance vs the index was impacted by slight differences between its holdings vs pure replication of the index, as well as by normal costs of operation.

The LocalShares Nashville Index is comprised of publicly traded U.S. companies that have corporate headquarters in the Nashville, Tennessee region and that meet certain requirements regarding capitalization, trading volume, and price levels.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investors should consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus, containing this and other information, is available at www.localshares.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

LocalShares Investment Trust
Nashville Area ETF
Management Discussion of Fund Performance (Unaudited) (Concluded)
April 30, 2017

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2017
	1 Year		3 Year		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Nashville Area ETF	7.28%	9.63%	5.59%	5.59%	6.37%	6.38%
LocalShares Nashville Index	N/A	6.61%	N/A	5.59%	N/A	6.17%
S&P 500 Index	N/A	17.92%	N/A	10.47%	N/A	12.02%

Growth of a $10,000 Investment
(at Net Asset Value)

*	Fund commenced operations on July 31, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Performance reflects a contractual fee and expense waiver in effect until September 30, 2017. Absent such waiver, performance would be reduced. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Current performance may be lower or higher than the performance data shown above. Performance data current to the most recent month-end is available at www.localshares.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices in Management Discussion of Fund Performance.

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
April 30, 2017

Description	Shares	Fair Value
COMMON STOCK — 101.3%
Consumer Discretionary — 21.0%
Cracker Barrel Old Country Store	2,714	$434,756
Dollar General	5,134	373,293
Genesco*	5,550	295,815
Kirkland's*	22,228	261,401
Tractor Supply	6,918	428,293
		1,793,558
Energy — 7.0%
Delek Logistics Partners(A)	8,644	280,066
Delek US Holdings	13,192	317,531
		597,597
Financials — 9.8%
FB Financial*	8,390	304,054
Franklin Financial Network*	5,909	239,610
Pinnacle Financial Partners	4,580	293,120
		836,784
Health Care — 37.6%
AAC Holdings*	18,423	131,909
Acadia Healthcare*	6,847	298,392
Brookdale Senior Living, Cl A*	13,953	181,249
Community Health Systems*	38,552	331,933
Cumberland Pharmaceuticals*	11,666	68,013
Envision Healthcare*	2,912	163,159
HCA Holdings*	4,888	411,619
HealthStream*	11,489	319,279
LifePoint Health*	4,475	278,121
Quorum Health*	35,376	151,056
Surgery Partners*	24,496	421,331
Tivity Health*	13,441	451,618
		3,207,679
Materials — 4.2%
Louisiana-Pacific*	13,974	359,691

Real Estate — 21.7%
CoreCivic‡	16,640	573,248
Healthcare Realty Trust‡	10,735	352,108
MedEquities Realty Trust‡	22,882	270,465
National Health Investors‡	3,606	263,851
Ryman Hospitality Properties‡	6,063	386,698
		1,846,370
Total Common Stock
(Cost $8,365,562)		8,641,679

Total Investments — 101.3%
(Cost $8,365,562)		$8,641,679

Percentages are based on Net Assets of $8,527,084.

(A)	Security considered Master Limited Partnership. At April 30, 2017, this security amounted to $280,066 or 3.3% of Net Assets.

*	Non-income producing security.

‡	Real Estate Investment Trust

Cl — Class

As of April 30, 2017, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended April 30, 2017 there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels, if any, are recognized at year end.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Statement of Assets and Liabilities
April 30, 2017

Assets:
Investments at Cost	$8,365,562
Investments at Fair Value	$8,641,679
Dividends Receivable	5,746
Total Assets	8,647,425

Liabilities:
Due to Custodian	116,935
Advisory Fees Payable	3,406
Total Liabilities	120,341

Net Assets	$8,527,084

Net Assets Consist of:
Paid-in Capital	$8,936,209
Undistributed Net Investment Income	9,611
Accumulated Net Realized Loss on Investments	(694,853)
Net Unrealized Appreciation on Investments	276,117
Net Assets	$8,527,084

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000
Net Asset Value, Offering and Redemption Price Per Share	$28.42

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Statement of Operations
For the year ended April 30, 2017

Investment Income:
Dividends	$139,199
Dividends from Master Limited Partnerships	36,826
Total Investment Income	176,025

Expenses:
Advisory Fees	60,602
Less: Advisory Fee Waiver	(15,005)
Total Expenses	45,597

Net Investment Income	130,428

Net Realized Gain (Loss) on:
Investments	(12,486)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	483,315

Net Realized and Unrealized Gain on Investments	470,829

Net Increase in Net Assets Resulting from Operations	$601,257

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Statements of Changes in Net Assets

	Year Ended April 30, 2017	Year Ended April 30, 2016
Operations:
Net Investment Income	$130,428	$134,324
Net Realized Gain (Loss) on Investments	(12,486)	228,233
Net Change in Unrealized Appreciation (Depreciation) on Investments	483,315	(1,740,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	601,257	(1,378,082)

Distributions to Shareholders:
Net Investment Income	(107,211)	(111,543)
Net Realized Gains	(41,766)	(465,332)
Total Distributions to Shareholders	(148,977)	(576,875)

Capital Share Transactions:
Issued In-Kind	—	3,041,186
Redeemed In-Kind	(2,717,716)	(1,488,503)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,717,716)	1,552,683

Total Decrease in Net Assets	(2,265,436)	(402,274)

Net Assets:
Beginning of Year	10,792,520	11,194,794
End of Year (Includes Undistributed Net Investment Income of $9,611 and $16,247), respectively.	$8,527,084	$10,792,520

Share Transactions:
Issued In-Kind	—	100,000
Redeemed In-Kind	(100,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	50,000

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Financial Highlights

For the Years or Period ended April 30,
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Years or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return(1)	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(2)
Nashville Area ETF
2017	$26.98	$0.38	$1.56	$1.94	$(0.36)	$(0.14)	$(0.50)	$28.42	7.28%	$8,527	0.49%		0.65%		1.40%		46%
2016	$31.99	$0.35	$(3.92)	$(3.57)	$(0.28)	$(1.16)	$(1.44)	$26.98	(10.98)%	$10,793	0.49%		0.65%		1.22%		39%
2015	$26.57	$0.19	$5.98	$6.17	$(0.21)	$(0.54)	$(0.75)	$31.99	23.27%	$11,195	0.49%		0.65%		0.65%		38%
2014†	$25.00	$0.17	$1.60	$1.77	$(0.09)	$(0.11)	$(0.20)	$26.57	7.08%	$6,644	0.49	%(3)	0.65	%(3)	0.89	%(3)	26%

*	Per share data calculated using average shares method.

†	The Fund commenced operations on July 31, 2013.

(1)
Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations unit transactions.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017

1. ORGANIZATION

LocalShares Investment Trust (the “Trust”), was formed on August 23, 2012 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently offering one portfolio, the Nashville Area ETF (the “Fund”). LocalShares Investments, LLC (the “Investment Adviser”) serves as the investment adviser to the Fund. Decker Wealth Management LLC (the “Sub-Adviser”) serves as the sub-adviser and is responsible for day-to-day management of the Fund. The Fund is considered to be “non-diversified” under the 1940 Act.

The investment objective of Fund is to seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the LocalShares Nashville Index (the “Index”). The Fund does not seek to outperform the Index and does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their per share net asset value (“NAV“). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units“. Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If applicable, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available“ are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee“) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended April 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal and Other Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. For the year ended April 30, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in Real Estate Investment Trust (“REITs”) — Distributions received from REITs are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Any estimates are adjusted when actual amounts are reported by the REIT.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs“). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code“). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Distributions received from MLPs are recorded on the ex-dividend date. The characterization of the distributions paid will be either an ordinary income or return of capital distribution.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for a Fund is called a Creation Unit or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction to the custodian. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of April 30, 2017:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Nashville Area ETF	50,000	$500	$1,421,000	$500

Concentration of Credit Risk — Cash, if any, at April 30, 2017 is on deposit at Brown Brothers Harriman in a non-interest bearing account. Cash overdrawn is disclosed as Due to Custodian on the Statement of Assets and Liabilities.

3. AGREEMENTS

Investment Advisory Agreement

The Investment Adviser has entered into an investment advisory agreement (“Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Investment Adviser has overall responsibility for the general management and administration of the Trust. The Investment Adviser provides an investment program for the Fund. The Investment Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at an annual rate of 0.65%. Additionally, the Investment Advisor has contractually agreed to waive or reimburse expenses so that the total annual operating expenses will not exceed 0.49% based on its average daily net assets through September 30, 2017.

The Investment Adviser is responsible for all expenses of the Fund, the costs of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services, except for brokerage expenses, taxes, interest, litigation expenses, and other extraordinary expenses. The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Sub-Advisory Agreements

The Investment Sub-Adviser, a Tennessee limited liability company, is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Investment Adviser and the Board. Under a Sub-Advisory Agreement, the Investment Adviser pays the Investment Sub-Adviser an annual fee of $62,500, plus 0.03% of the daily net assets of the Fund, which is calculated daily and paid monthly.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an administration agreement. Brown Brothers Harriman (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custody Agreement and a Transfer Agency and Service Agreement. The Investment Adviser of the Fund pays these fees.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017 (Continued)

3. AGREEMENTS (continued)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Investment Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Investment Adviser or the Administrator.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Nashville Area ETF	$4,363,487	$4,250,653

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year April 30, 2017, in-kind transactions, which are not included in the table above, associated with Creation Units were:

	Purchases	Sales	Realized Gain (Loss)
Nashville Area ETF	$—	$2,661,760	$573,636

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to REIT adjustments, MLP adjustments and in kind redemption, have been reclassified to/from the following accounts during the year ended April 30, 2017.

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Nashville Area ETF	$(29,853)	$(514,606)	$544,459

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017 (Continued)

5. TAX INFORMATION (continued)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Nashville Area ETF
2017	$107,211	$41,766	$148,977
2016	111,543	465,332	576,875

As of April 30, 2017, the components of tax basis accumulated losses were as follows:

Nashville Area ETF
Undistributed Ordinary Income	$9,611
Long-Term Capital Loss Carryforwards	(578,595)
Unrealized Appreciation	159,859
Total Accumulated Losses	$(409,125)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of April 30, 2017, the Fund had long-term capital loss carryforwards to offset capital gains of $578,595.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nashville Area ETF	$8,481,820	$1,235,341	$(1,075,482)	$159,859

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Geographic Concentration Risk

Because the Fund will invest substantially all of its assets in the securities of companies that have their headquarters located in the Nashville, Tennessee region, the Fund may be impacted by events or conditions affecting the region to a greater extent than a fund that did not focus its investments in that manner. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Tennessee could significantly affect Nashville’s market. Furthermore, a natural or other disaster could occur in the Nashville, Tennessee region, which could affect the economy or particular business operations of companies in that region.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017 (Continued)

6. CONCENTRATION OF RISKS (continued)

Healthcare Sector Risk

Due to the concentration of the healthcare industry in middle Tennessee, the Fund is expected to invest a relatively large percentage of its assets in the healthcare sector, and therefore the performance of the Fund will be impacted by events affecting this sector as of April 30, 2017. Approximately 38% of the Index was comprised of securities of companies in the healthcare sector. This sector can be significantly affected by changes in government regulation including federal healthcare policy, reimbursement, price competition, the availability and cost of capital funds and escalating cost of care. In particular, this sector is subject to risk and uncertainty related to the enactment and implementation of the Budget Control Act of 2011 and the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act (collectively, the “Health Reform Law”), the possible enactment of additional federal or state healthcare reforms and possible changes to the Health Reform Law and other federal, state or local laws or regulations affecting the healthcare industry.

Index Tracking Risk

The Fund employs a “passive management” or indexing investment approach by tracking the investments of the Index. The Fund uses this replication method as its primary strategy, meaning that it holds the same stocks, in approximately the same proportions, as the stocks of the Index. The Investment Adviser does not intend to use a sampling strategy in an attempt to manage the portfolio, but will do so only when required by regulatory, legal, or market considerations. In these circumstances, the Fund will employ a strategy whereby the Fund will invest in securities that, in the aggregate, are deemed by the Investment Adviser to approximate the Index in terms of key characteristics.

Lack of Diversification Risk

The Fund is considered to be non-diversified. A non-diversified classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were as a diversified fund. Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance. However, there are limits on the percentage of any one security the Fund because the Index does not weight the securities of any single issuer at more than twice its equal weighting. For example, if there are 20 stocks in the Index (which is currently the minimum number of stocks the index is permitted to have), an equal weighting would be 5% each. Accordingly, the maximum percentage of the securities of any single issuer is 10%.

Non-Correlation Risk

As with all index funds, the performance of the Fund and the Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund will incur a “tracking error” as it may not be fully invested in the securities of the Index at all times, may lag changes in the Index or may hold securities not included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Small-Capitalization Investing

The Fund is expected to invest a relatively large percentage of its assets in the securities of small-capitalization companies. The securities of small-capitalization companies may be less mature compared to larger companies and the value of such securities may be more volatile than those of larger issuers.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements
April 30, 2017 (Concluded)

7. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or discussions were required to be reflected in the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Report of Independent Registered Public Accounting Firm
April 30, 2017

The Board of Trustees and Shareholders of
LocalShares Investment Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments for the Nashville Area ETF (one of the portfolios constituting LocalShares Investment Trust) (the Fund), as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nashville Area ETF (one of the portfolios constituting LocalShares Investment Trust) at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
June 27, 2017

LocalShares Investment Trust
Nashville Area ETF
Trustees and Officers of the Trust
April 30, 2017 (Unaudited)

The following chart lists Trustees and Officers as of April 30, 2017.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-480-NASH.

Name, Address, and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee[3]
Interested Trustee
Elizabeth S. Courtney[4] (53)	Trustee, Chairman of the Board, President, & Treasurer	Since 2013	Chairman of the Board, Chief Executive Officer (“CEO”) and Director of LocalShares Investments, LLC (since 2012); President of DVL of Seigenthaler, Inc. (since 2015); CEO of Seigenthaler Public Relations, Inc. (2004-2015); CEO, Director, and Member of LocalShares Investments, LLC (since 2012).	1	None
Independent Trustees
Craven Crowell (72)	Independent Trustee	Since 2013	Chairman of Craven Crowell Strategies, LLC (a management consulting firm) (since 2011); Partner in Oliver Wyman (a management consulting firm) (2004 to 2011).	1	None
Douglas Cruickshanks (69)	Independent Trustee	Since 2013	Vice Chairman of the Board of FirstBank (since 2013); President and CEO of FirstBank (2002-2013).	1	None
Rebecca R. Stilwell (55)	Independent Trustee	Since 2013	Managing Director at Morgan Stanley Smith Barney (2004 to 2012).	1	None

LocalShares Investment Trust
Nashville Area ETF
Trustees and Officers of the Trust
April 30, 2017 (Unaudited) (Concluded)

Name, Address, and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held[3]
Officers
LuAnne Garvey (58)	Chief Compliance Officer	Since 2015	Compliance Director, Cipperman Compliance Services, LLC (since 2014); Compliance Manager, Foreside Financial Group (2012-2013); Compliance Manager BNY Mellon Distributors (2010 – April 2012).	N/A
Michael Schulz (38)	Secretary	Since 2013	Director of Marketing, LocalShares Investments, LLC (since 2013); Field Representative for U.S. Senator Lamar Alexander (June 2006 - May 2013).	N/A
Stephen Connors[5] One Freedom Valley Drive Oaks, PA 19456 (33)	Assistant Treasurer	Since 2016	Director, SEI Investments, Fund Accounting (since December 2014); Audit Manager, Deloitte & Touche LLP, (2011-2014); Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP) (2007-2011).	N/A
John Y. Kim[5] One Freedom Valley Drive Oaks, PA 19456 (36)	Assistant Secretary	Since 2014	Attorney, SEI Investments (since 2014). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014).	N/A

[1]	Unless otherwise noted, the address of each Trustee and officer is c/o LocalShares Investments, LLC, 4535 Harding Pike, Suite 201, Nashville, Tennessee 37205.

[2]
Each Trustee holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the Trustee dies, resigns, or is removed. Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

[3]	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 or other investment companies registered under the 1940 Act.

[4]	Elizabeth S. Courtney is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to her affiliation with LocalShares Investments, LLC.

[5]	Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator, or distributor.

LocalShares Investment Trust
Nashville Area ETF
Approval of Advisory Agreements & Board Considerations
April 30, 2017 (Unaudited)

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Investment Advisory Contract dated July 19, 2013, between LocalShares Investments, LLC (the “Adviser”) and LocalShares Investment Trust (the “Investment Advisory Agreement”), with respect to the Nashville Area ETF (the “Fund”), and the Sub-advisory Agreement dated July 19, 2013, between the Adviser and Decker Wealth Management LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”). At a meeting held in-person on March 3, 2017, the Board, including a majority of the Independent Trustees, on behalf of the Fund, considered and approved the continuation of the Investment Advisory Agreement and the Sub- Advisory Agreement with respect to the Fund, each for an additional one-year period ending March 31, 2018.

Prior to the meeting, the Independent Trustees requested information from the Adviser and Sub-Adviser. This information, together with other information provided by the Adviser and Sub-Adviser, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by the Adviser and Sub-Adviser, including reports on the Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by the Adviser and Sub-Adviser. In addition, the Board requests and reviews supplementary information that includes materials regarding the Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Fund and financial and profitability information regarding the Adviser (the principal business activity of which is managing the Fund), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from legal counsel. The Board met with and questioned representatives of each of the Adviser and Sub-Adviser in person and thereafter discussed the renewal of the Advisory Agreements. In deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

The Board considered the depth and quality of the Adviser’s investment management process; the experience, capability and integrity of its senior management and other personnel, noting that the company’s leadership includes three independently successful CEOs. The Board reviewed operating performance and the overall financial strength and stability of the Adviser. The Board also considered that the Adviser made available to its investment professionals a variety of professional resources relating to investment management, compliance, accounting, trading, distribution, administration, and portfolio accounting. The Board considered, among other things, the terms of the Investment Advisory Agreement and the range of services provided by the Adviser. The Board considered the Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the Fund.

The Board also considered the depth and quality of the Sub-Adviser’s investment management process and the experience, capability, and integrity of its senior management. The Board evaluated the Sub-Adviser’s experience in serving as sub-advisor to the Fund and the other investment advisory experience of the Sub-Adviser’s personnel. The Board also noted the fact that the Sub-Adviser does not currently provide sub-advisory services for any other investment company clients.

LocalShares Investment Trust
Nashville Area ETF
Approval of Advisory Agreements & Board Considerations
April 30, 2017 (Unaudited) (Continued)

The Board considered, in connection with the performance of the Adviser’s and Sub-Adviser’s investment management services to the Fund, the following: each of the Adviser’s and Sub-Adviser’s policies, procedures, and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that each of the Adviser and Sub-Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively, and that the nature, extent, and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered the Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the performance of the Fund on both an absolute basis and in comparison to its underlying index. The Trustees also reviewed Morningstar rankings for the Fund. In assessing performance of the Fund, the Trustees took into consideration the fact that Fund performance is expected to track the performance of its underlying index. The Trustees determined that Fund performance was in line with the performance of the Fund’s underlying index.

The Board concluded that the Adviser’s and Sub-Adviser’s performance record in managing the Fund was excellent, supporting the determination that the Adviser’s and Sub-Adviser’s continued management under the Investment Advisory Agreement, and Sub-Advisory Agreement, respectively, would be consistent with the best interests of the Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of the Fund and compared such amounts with the management fees and total operating expenses of other exchange-traded funds in the industry that are found within the same style category, or peer group, as defined by Morningstar. While the Board recognized that comparisons between the Fund and peer group funds may be imprecise, given the different service levels and characteristics of registered funds and the different business models and cost structures of their investment advisers, the comparative information assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. The Board noted that the Fund’s proposed fee structure was a “unitary fee” structure under which the Fund would pay a single advisory fee out of which all of the Fund’s expenses, except for excluded expenses, would be paid. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by the Adviser after taking into consideration the fee waiver and expense limitation arrangements.

The Board also reviewed the proposed fees payable to the Sub-Adviser, and the allocation of duties between the Adviser and Sub-Adviser. The Board noted that the fees proposed to be paid to the Sub-Adviser would be paid by the Adviser, not by the Fund. The Board concluded for the Fund that the advisory fees payable to the Sub-Adviser appeared reasonable in light of the services rendered.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

LocalShares Investment Trust
Nashville Area ETF
Approval of Advisory Agreements & Board Considerations
April 30, 2017 (Unaudited) (Concluded)

Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed financial and other information from the Adviser and Sub-Adviser. The Independent Trustees received information regarding the Adviser’s costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Independent Trustees were advised of the financial structure and other information regarding the Adviser, and noted that the Adviser was operating at a loss. The Board further considered the start-up nature of the Fund, and the fact that the Adviser had raised additional capital in order to sustain its operations. The Board noted that this additional capital contribution did not result in an assignment of the Investment Advisory Agreement, as defined under the Investment Advisers Act of 1940, as amended.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on the Adviser’s and Sub-Adviser’s profitability, in order to ensure that each of the Adviser and Sub-Adviser has sufficient resources to continue to provide the services that shareholders in the Fund require. The Board considered the Adviser’s and Sub-Adviser’s need to invest in technology, data services, infrastructure, and staff to provide the expected quality of investment advisory services to the Fund. The Trustees also noted that the Adviser has voluntarily agreed to limit its advisory fee so that the Fund does not exceed a specified operating expense limitation. The Board noted that this fee waiver will remain in effect until at least September 30, 2017, and may be extended thereafter by the Adviser in its sole discretion. The Board also considered that neither the Adviser nor Sub-Adviser receives substantial indirect benefits from managing the Fund (one example of an indirect benefit is research paid for by Fund brokerage commissions – the Adviser and Sub-Adviser currently do not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the March 3, 2017 meeting and throughout the year, the Board concluded that the Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each of the Investment Advisory Agreement and Sub-Advisory Agreement is and would be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received or should receive reasonable value in return for the advisory fees paid to the Adviser and Sub-Adviser by the Fund, and that the renewal of each of the Investment Advisory Agreement and Sub-Advisory was in the best interests of the Fund and its shareholders.

LocalShares Investment Trust
Nashville Area ETF
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period(1)
Nashville Area ETF
Actual Fund Return	$ 1,000.00	$ 1,190.60	0.49%	$ 2.66
Hypothetical 5% Return	$ 1,000.00	$ 1,022.36	0.49%	$ 2.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

LocalShares Investment Trust
Nashville Area ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.nashvilleareaetf.com.

LocalShares Investment Trust
Nashville Area ETF
Notice to Shareholders
(Unaudited)

For shareholders that do not have an April 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the year ended April 30, 2017, the Fund was designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
Nashville Area ETF
28.03%	71.97%	100.00%	58.20%	58.08%	0.00%	0.01%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid to foreign investors.

(5)
The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Investment Adviser:

LocalShares Investments, LLC
4535 Harding Pike, Suite 201
Nashville, Tennessee 37205

Investment Sub-Adviser:

Decker Wealth Management LLC
4535 Harding Pike,
Suite 300,
Nashville, Tennessee 37205

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Bass, Berry & Sims PLC
150 3rd Avenue South,
Suite 2800
Nashville, TN 37201

Independent Registered Public Accounting Firm:

Ernst & Young LLP
220 South Sixth Street,
Suite 1400, Minneapolis, MN 55402

This information must be preceded or accompanied by a current prospectus for the Fund.

SPR-AR-001-0400

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.  Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees does not have audit committee financial expert serving on the audit committee.
(a) (2) not applicable
(a) (3) The audit committee confirmed that no single independent trustee meets the criteria of “audit committee financial expert,” but the collective skills of the audit committee are sufficient to satisfy the applicable requirements and adequately serve the shareholders.

Item 4.  Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (E&Y) related to the Registrant.

E&Y billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2017			2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$23,000	$0	N/A	$21,800	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	$4,700	$0	N/A	$4,500	$0	N/A
(d)	All Other Fees	$0	$0	N/A	$0	$0	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2017	Fiscal 2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by E&Y for the fiscal years 2017 and 2016 were $4,700 and $4,500, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Filed herewith

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President

Date: July 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President

Date: July 10, 2017

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President & Treasurer

Date: July 10, 2017